Taxation - Additional Information (Detail) ¥ in Thousands, $ in Thousands, $ in Millions	1 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2018	Sep. 30, 2018	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Jun. 30, 2020 HKD ($)	Jun. 30, 2020 USD ($)
Income Tax Disclosure [Line Items]
Value added tax rate			6.00%	6.00%
Surcharge on VAT paid			12.00%	12.00%
Income tax rate percentage			25.00%
High and New Technology Enterprises [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate, remainder of fiscal year	15.00%
Preferential tax rate, in two years							15.00%
Preferential tax rate, in three years						15.00%
Preferential tax rate, in four years					15.00%
Key National Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage			15.00%
Reduction in tax rate for stated period following the exemption period			10.00%
HONG KONG
Income Tax Disclosure [Line Items]
Income tax rate percentage			16.50%
Profit tax on taxable income								$ 2
HONG KONG | Minimum [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage			8.25%
CHINA
Income Tax Disclosure [Line Items]
Income tax rate percentage			25.00%
Percentage of research and development expenses entitled to claim by enterprise		50.00%	75.00%
PRC withholding tax rate			10.00%
Deferred tax liability									$ 0
CHINA | Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Exemption period for income tax			2 years
Reduction in tax rate for stated period following the exemption period			50.00%
CHINA | High and New Technology Enterprises [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage			25.00%
Exemption period for income tax			3 years
Preferential tax rate			15.00%
CHINA | Variable Interest Entity (VIE) [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage			25.00%
SINGAPORE
Income Tax Disclosure [Line Items]
Effect of different tax rates available to different jurisdictions			17.00%
Inland Revenue, Hong Kong [Member]
Income Tax Disclosure [Line Items]
Minimum ownership percentage to be held by foreign investors, description			income tax of 10% on dividends distributed by a FIE
PRC withholding tax rate			5.00%
CAYMAN ISLANDS
Income Tax Disclosure [Line Items]
Effect of different tax rates available to different jurisdictions | ¥			¥ 0